LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
LOSS PER SHARE

16. LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Numerator:
Net loss	(275,597)	(37,476)	(37,051)	(5,814)
Accretion to redemption value of contingently redeemable ordinary shares (Note 12)	(821)	(10,792)	—	—
Net loss attributable to ordinary shareholders—basic and diluted	(276,418)	(48,268)	(37,051)	(5,814)
Denominator:
Weighted average number of shares outstanding—basic and diluted	181,427,603	226,339,320	266,631,802	266,631,802
Basic and diluted loss per share	(1.52)	(0.21)	(0.14)	(0.02)

Basic and diluted loss per share are computed using the weighted average number of ordinary shares outstanding during the period.

For the year ended December 31, 2019, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and the participating securities, the contingently redeemable ordinary shares, do not have contractual rights and obligations to share the losses of the Group. For the years ended December 31, 2020 and 2021, the two-class method is applicable because the Company has two classes of ordinary shares, Class A and Class B. However, basic and diluted loss per share are not reported separately for Class A ordinary shares or Class B ordinary shares as each class of shares has the same rights to undistributed and distributed earnings. The effects of all outstanding contingently redeemable ordinary shares and share options were excluded from the computation of diluted loss per share for the years ended December 31, 2019, 2020 and 2021 as their effects would be anti-dilutive.